Losses per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Earnings per Share Reconciliation [Abstract]
Net loss attributable to DryShips Inc.	$ (1,499,480)	$ (40,185)
Less: Allocation of undistributed earnings to non-vested stock	$ (265)	$ (115)
Basic and diluted LPS
Amount per share	$ (2.26)	$ (0.1)
Weighted-average number of outstanding shares (denominator)	664,830,988	411,363,240
Loss attributable to common stockholders	$ (1,499,745)	$ (40,300)